Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	The Company continues to develop new apps, therefore additional costs were capitalized during the nine month period ended September 30, 2023.
	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2021	12,251,450	4,840,000	750,000	1,550,000	19,391,450
Additions	2,496,621	-	-	-	2,496,621
Impairments	-	(1,194,378)	(235,555)	(243,407)	(1,673,340)
At December 31, 2022	14,748,071	3,645,622	514,445	1,306,593	20,214,731
Additions	19,006	-	-	-	19,006
At September 30, 2023	14,767,077	3,645,622	514,445	1,306,593	20,223,737
Accumulated amortization
At December 31, 2021	9,614,894	345,715	-	58,333	10,218,942
Amortization	1,729,326	691,430	-	516,667	2,937,423
At December 31, 2022	11,334,220	1,037,145	-	775,000	13,156,365
Amortization	1,361,639	265,797	-	355,701	1,983,137
At September 30, 2023	12,705,859	1,302,942	-	1,130,701	15,139,502
Carrying amounts
At December 31, 2021	2,636,556	4,494,285	750,000	1,291,667	9,172,507
At December 31, 2022	3,403,851	2,608,477	514,445	531,593	7,058,366
At September 30, 2023	2,061,218	2,342,680	514,445	175,892	5,094,235